Total
Johnson International Fund
Johnson International Fund
INVESTMENT OBJECTIVE
Long term capital growth.
FEES AND EXPENSES OF THE FUND
The table below describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Johnson International Fund Johnson International Fund USD ($)
Redemption Fee	none
Exchange Fee	none

Annual Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Johnson International Fund Johnson International Fund
Management Fees	1.00%
Shareholder Servicing Fee	none
Other Expenses	none
Total Annual Fund Operating Expenses	1.00%

EXPENSE EXAMPLE
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost will be:

Expense Example	1 year	3 Years	5 Years	10 Years
Johnson International Fund | Johnson International Fund | USD ($)	103	320	555	1,229

PORTFOLIO TURNOVER
The fund pays transaction costs, such as commissions, when it buys and sells securities (or ‘turns over’ its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 8.31% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
The fund invests primarily in equity securities (common and preferred stocks) of foreign companies (including emerging market securities) that the Adviser believes offer opportunities for capital growth. The Adviser seeks to find foreign and emerging market companies offering a combination of strong growth, attractive valuation and improving profitability. The Adviser looks for companies with quality characteristics such as strong management, healthy balance sheets, sustainable competitive advantages, and positive growth criteria such as increasing revenues, cash flow and earnings. The Adviser expects to invest primarily in foreign companies whose equity securities are traded on U.S. stock exchanges or whose securities are available through the use of American Depositary Receipts (ADRs). The fund may also invest in exchange-traded funds (ETFs) that invest primarily in foreign and emerging market equity securities. The fund considers emerging market countries to be those found in the MSCI Emerging Markets Index. The fund may sell a security if the security reaches the Adviser’s valuation target, if the Adviser believes the company’s fundamentals have changed, or if the company is not performing as expected.

PRINCIPAL RISKS OF INVESTING IN THE FUND
AVERAGE ANNUAL TOTAL RETURNS
The chart and table below show the variability of the fund’s returns, which is one indicator of the risks of investing in the fund. The bar chart shows changes in the fund’s returns from year to year for the last 10 years. The table shows how the fund’s average annual total returns over time compare to those of a broad-based securities market index. Of course, the fund’s past performance (before and after taxes) is not necessarily an indication of its future performance. Updated performance information is available at no cost by visiting www.johnsonmutualfunds.com or by calling 1-800-541-0170.

Average Total Returns for the International Fund as of December 31 of each year

Best Quarter: 4Q2020, 21.39% Worst Quarter: 1Q2020, -26.93%

Average Annual Total Returns as of December 31, 2023
After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold fund shares in tax-deferred accounts or to shares held by non-taxable entities.

Average Annual Returns - Johnson International Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Johnson International Fund	Return Before Taxes	20.03%	7.87%	4.21%	Dec. 08, 2008
After Taxes on Distributions | Johnson International Fund	Return After Taxes on Distributions	19.79%	7.20%	3.49%
After Taxes on Distributions and Sale of Fund Shares | Johnson International Fund	Return After Taxes on Distributions and Sale of Fund Shares	12.62%	5.96%	3.03%
MSCI ACWI ex USA Index	MSCI ACWI ex USA Index	15.62%	7.08%	3.83%

The fund’s broad-based securities market index is the MSCI ACWI ex USA Index, which measures the performance of large- and mid-cap stocks in developing (excluding U.S.) and emerging markets. This index represents an index of non-U.S. securities that reflect the market sector in which the fund invests and is utilized by the Adviser for measuring performance.
The index is unmanaged, market capitalization weighted, includes net reinvested dividends, does not reflect fees or expenses (which would lower return), and is not available for direct investment.